Accounting for Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2011
Accounting for Derivative Instruments and Hedging Activities Disclosure [Abstract]
Disclosure of net notional volume buy/(sell) of entity derivative transactions
The following table summarizes the net notional volume buy/(sell) of NRG's open derivative transactions broken out by commodity, excluding those derivatives that qualified for the NPNS exception as of December 31, 2011, and December 31, 2010. Option contracts are reflected using delta volume. Delta volume equals the notional volume of an option adjusted for the probability that the option will be in-the-money at its expiration date.

		Total Volume
Commodity	Units	December 31, 2011	December 31, 2010
		(In millions)
Emissions	Short Ton	(2)	—
Coal	Short Ton	37	34
Natural Gas	MMBtu	13	(175)
Oil	Barrel	1	1
Power	MWh	4	5
Capacity	MW/Day	—	(1)
Interest	Dollars	$2,121	$2,782

Schedule of derivative instruments in Statement of Financial Position, fair value
The following table summarizes the fair value within the derivative instrument valuation on the balance sheet:

	Fair Value
	Derivative Assets		Derivative Liabilities
(In millions)	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Derivatives Designated as Cash Flow or Fair Value Hedges:
Interest rate contracts current	$—	$—	$39	$17
Interest rate contracts long-term	—	—	68	71
Commodity contracts current	318	392	—	2
Commodity contracts long-term	—	217	1	—
Total Derivatives Designated as Cash Flow or Fair Value Hedges	318	609	108	90
Derivatives Not Designated as Cash Flow or Fair Value Hedges:
Interest rate contracts long-term	—	—	1	—
Commodity contracts current	3,898	1,572	3,712	1,666
Commodity contracts long-term	450	541	394	294
Total Derivatives Not Designated as Cash Flow or Fair Value Hedges	4,348	2,113	4,107	1,960
Total Derivatives	$4,666	$2,722	$4,215	$2,050

Schedule of cash flow hedge OCI activity
The following tables summarize the effects on NRG's accumulated OCI balance attributable to cash flow hedge derivatives, net of tax:

	Year Ended December 31, 2011
	Energy Commodities	Interest Rate	Total
	(In millions)
Accumulated OCI balance at December 31, 2010	$488	$(47)	$441
Reclassified from accumulated OCI to income:
- Due to realization of previously deferred amounts	(374)	12	(362)
Mark-to-market of cash flow hedge accounting contracts	74	(21)	53
Accumulated OCI balance at December 31, 2011, net of $87 tax	$188	$(56)	$132
Gains/(losses) expected to be realized from OCI during the next 12 months, net of $71 tax	$145	$(23)	$122
Gains recognized in income from the ineffective portion of cash flow hedges	$28	$3	$31

	Year Ended December 31, 2010
	Energy Commodities	Interest Rate	Total
	(In millions)
Accumulated OCI balance at December 31, 2009	$461	$(55)	$406
Reclassified from accumulated OCI to income:
- Due to realization of previously deferred amounts	(474)	1	(473)
Mark-to-market of cash flow hedge accounting contracts	501	7	508
Accumulated OCI balance at December 31, 2010, net of $268 tax	$488	$(47)	$441
Gains recognized in income from the ineffective portion of cash flow hedges	$—	$1	$1

	Year Ended December 31, 2009
	Energy Commodities	Interest Rate	Total
	(In millions)
Accumulated OCI balance at December 31, 2008	$406	$(91)	$315
Reclassified from accumulated OCI to income:
- Due to realization of previously deferred amounts	(335)	1	(334)
- Due to discontinuance of cash flow hedge accounting	(137)	—	(137)
Mark-to-market of cash flow hedge accounting contracts	527	35	562
Accumulated OCI balance at December 31, 2009, net of $247 tax	$461	$(55)	$406
Gains/(losses) recognized in income from the ineffective portion of cash flow hedges	$45	$(4)	$41

Schedule of derivative instruments, gain (loss) in interest income/(expense)
The following table summarizes the amount of unrealized gain/(loss) resulting from fair value hedges reflected in interest income/(expense) for interest rate contracts:

	Year Ended December 31,
(In millions)	2011	2010	2009
Derivative	$—	$(8)	$(6)
Senior Notes (hedged item)	—	11	6

Disclosure of pre-tax effects of economic hedges included in operating revenues and cost of operations
The following table summarizes the pre-tax effects of economic hedges that have not been designated as cash flow hedges, ineffectiveness on cash flow hedges, and trading activity on NRG's statement of operations. These amounts are included within operating revenues and cost of operations.

	Year Ended December 31,
	2011	2010	2009
	(In millions)
Unrealized mark-to-market results
Reversal of previously recognized unrealized losses/(gains) on settled positions related to economic hedges	$54	$(171)	$(68)
Reversal of loss positions acquired as part of the Reliant Energy acquisition as of May 1, 2009	72	223	656
Reversal of previously recognized unrealized losses due to the termination of positions related to the CSRA unwind	—	—	80
Reversal of loss positions acquired as part of the Green Mountain Energy acquisition as of November 5, 2010	35	13	—
Net unrealized (losses)/gains on open positions related to economic hedges	(33)	(153)	22
Gains on ineffectiveness associated with open positions treated as cash flow hedges	28	—	45
Total unrealized mark-to-market gains/(losses) for economic hedging activities	156	(88)	735
Reversal of previously recognized unrealized losses/(gains) on settled positions related to trading activity	21	68	(157)
Net unrealized gains/(losses) on open positions related to trading activity	42	(5)	(26)
Total unrealized mark-to-market gains/(losses) for trading activity	63	63	(183)
Total unrealized gains/(losses)	$219	$(25)	$552

	Year Ended December 31,
	2011	2010	2009
	(In millions)
Revenue from operations — energy commodities	$388	$(136)	$(290)
Cost of operations	(169)	111	842
Total impact to statement of operations	$219	$(25)	$552